Borrowings - Summary of Required Payments for Borrowings, Excluding Secured Borrowing and Revolving Lines of Credit (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Debt Disclosure [Abstract]
2022	$ 0
2023	0
2024	0
2025	50,000
2026	0
Total	$ 50,000